5.Intangible Assets:	6 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011
Intangible Assets Disclosure [Text Block]
5.	Intangible Assets:

Intangible assets are comprised of the following:

	November 30,	May 31,
	2011	2010
Website development costs	$115,743	$113,718
Less: accumulated amortization	(52,433)	(50,560)
	$63,310	$63,158

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for the six months ended November 30, 2011 and 2010 was $3,898 and $3,641 respectively.

5.	Intangible Assets:

Intangible assets are comprised of the following:

	May 31,	May 31,
	2010	2010
Website Development costs	$113,718	$105,616
Less: Accumulated Amortization	50,560	43,170
	$63,158	$62,446

Amortization is calculated over a straight-line basis using the economic life of the asset. Amortization expense for 2011 and 2010 was $7,389 and $7,041 respectively.